Document and Entity Information - shares	6 Months Ended
	Jun. 30, 2017	Aug. 10, 2017
Document And Entity Information
Entity Registrant Name	AIR INDUSTRIES GROUP
Entity Central Index Key	0001009891
Document Type	10-Q/A
Document Period End Date	Jun. 30, 2017
Amendment Flag	true
Amendment Description	For purposes of meeting SEC requirements.
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		14,252,820
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2017